UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile Funds
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the annual period ended December 31, 2019, the Great-West Conservative Profile Fund (Institutional Class shares) returned 11.87%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.20% (composite benchmark return was 13.07%).
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	11.87%	N/A	4.37%
Investor Class	11.54%	4.07%	5.22%
Class L	11.22%	3.81%	4.53%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.45%
Fixed Interest Contract	22.51
Large Cap Equity	9.47
International Equity	7.76
Mid Cap Equity	5.07
Real Estate Equity	5.03
Small Cap Equity	2.71
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,035.50	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,023.30	$2.19
Investor Class
Actual	$1,000.00	$1,033.80	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.97
Class L
Actual	$1,000.00	$1,032.00	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.24
* Expenses are equal to the Fund's annualized expense ratio of 0.43% for the Institutional Class, 0.78% for the Investor Class and 1.03% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Moderately Conservative Profile Fund (Institutional Class shares) returned 14.80%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.42% (composite benchmark return was 16.22%).
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	14.80%	N/A	5.29%
Investor Class	14.45%	5.03%	6.36%
Class L	14.14%	4.77%	5.73%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	32.99%
Fixed Interest Contract	21.99
Large Cap Equity	15.35
International Equity	12.56
Mid Cap Equity	8.19
Real Estate Equity	4.55
Small Cap Equity	4.37
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,045.20	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.45
Investor Class
Actual	$1,000.00	$1,044.10	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.23
Class L
Actual	$1,000.00	$1,042.50	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.50
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class, 0.83% for the Investor Class and 1.08% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Moderate Profile Fund (Institutional Class shares) returned 18.00%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.42% (composite benchmark return was 19.42%).
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	18.00%	N/A	6.24%
Investor Class	17.52%	6.01%	7.48%
Class L	17.23%	5.74%	6.92%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	23.95%
Large Cap Equity	21.24
International Equity	17.39
Fixed Interest Contract	16.00
Mid Cap Equity	11.35
Small Cap Equity	6.05
Real Estate Equity	4.02
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,056.30	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.91
Investor Class
Actual	$1,000.00	$1,054.60	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.69
Class L
Actual	$1,000.00	$1,052.80	$6.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.96
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Moderately Aggressive Profile Fund (Institutional Class shares) returned 20.64%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.57% (composite benchmark return was 22.21%).
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	20.64%	N/A	7.04%
Investor Class	20.35%	6.85%	8.56%
Class L	20.06%	6.56%	8.00%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	26.34%
International Equity	21.57
Bond	18.01
Mid Cap Equity	14.07
Fixed Interest Contract	8.98
Small Cap Equity	7.50
Real Estate Equity	3.53
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,065.40	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.36
Investor Class
Actual	$1,000.00	$1,064.00	$5.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$5.14
Class L
Actual	$1,000.00	$1,063.30	$6.62
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.41
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Institutional Class, 1.01% for the Investor Class and 1.26% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Aggressive Profile Fund (Institutional Class shares) returned 26.52%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.56% (composite benchmark return was 28.08%).
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

40,000
35,000
30,000
25,000
20,000
15,000
10,000
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Dow Jones U.S. Select REIT Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2010	11,595.00	11,466.76	11,716.00	12,807.40
2011	11,080.18	11,158.59	11,830.82	14,007.16
2012	12,923.92	12,997.40	13,730.85	16,405.19
2013	16,680.80	16,810.11	18,270.43	16,604.64
2014	18,072.68	18,252.78	20,592.91	21,917.90
2015	17,957.27	18,341.41	20,730.03	22,899.81
2016	19,939.76	20,178.55	23,501.71	24,428.74
2017	24,051.34	24,521.17	28,434.67	25,348.11
2018	21,547.59	22,643.26	26,937.36	24,278.68
2019	27,171.51	29,002.40	35,293.06	29,887.91

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	26.52%	N/A	8.67%
Investor Class	26.10%	8.50%	10.51%
Class L	25.82%	8.23%	10.04%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	36.78%
International Equity	30.08
Mid Cap Equity	19.66
Small Cap Equity	10.47
Real Estate Equity	3.01
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,084.40	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$4.03
Investor Class
Actual	$1,000.00	$1,084.10	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.80
Class L
Actual	$1,000.00	$1,081.60	$7.37
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$7.07
* Expenses are equal to the Fund's annualized expense ratio of 0.79% for the Institutional Class, 1.14% for the Investor Class and 1.39% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.69%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
5,841,773	Great-West Core Bond Fund Institutional Class(a)	$ 58,651,397
8,736,476	Great-West Global Bond Fund Institutional Class(a)	78,191,462
3,988,003	Great-West High Yield Bond Fund Institutional Class(a)	38,125,314
3,993,837	Great-West Inflation-Protected Securities Fund Institutional Class(a)	39,379,232
8,029,687	Great-West Multi-Sector Bond Fund Institutional Class(a)	77,807,670
5,773,592	Great-West Short Duration Bond Fund Institutional Class(a)	57,389,501
6,077,982	Great-West U.S. Government Securities Fund Institutional Class(a)	58,652,523

TOTAL BOND MUTUAL FUNDS — 47.47% (Cost $405,610,521)		$408,197,099
EQUITY MUTUAL FUNDS
1,437,273	Great-West Emerging Markets Equity Fund Institutional Class(a)	13,438,501
1,624,210	Great-West International Growth Fund Institutional Class(a)	15,235,092
4,606,188	Great-West International Value Fund Institutional Class(a)	38,093,173
929,534	Great-West Invesco Small Cap Value Fund Institutional Class(a)	8,347,212
2,304,858	Great-West Large Cap Growth Fund Institutional Class(a)	23,325,166
7,898,777	Great-West Large Cap Value Fund Institutional Class(a)	58,134,998
Shares		Fair Value
Equity Mutual Funds — (continued)
1,063,968	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	$ 8,341,507
3,360,113	Great-West Mid Cap Value Fund Institutional Class(a)	31,148,249
4,679,465	Great-West Real Estate Index Fund Institutional Class(a)	43,331,849
599,190	Great-West Small Cap Growth Fund Institutional Class(a)	6,603,078
1,507,655	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,483,383

TOTAL EQUITY MUTUAL FUNDS — 30.06% (Cost $260,671,721)		$258,482,208
Account Balance
FIXED INTEREST CONTRACT
193,651,906 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	193,651,906

TOTAL FIXED INTEREST CONTRACT — 22.52% (Cost $193,651,906)		$193,651,906
TOTAL INVESTMENTS — 100.05% (Cost $859,934,148)		$860,331,213
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (391,709)
TOTAL NET ASSETS — 100.00%		$859,939,504

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
2,645,264	Great-West Core Bond Fund Institutional Class(a)	$ 26,558,449
3,952,259	Great-West Global Bond Fund Institutional Class(a)	35,372,715
1,804,543	Great-West High Yield Bond Fund Institutional Class(a)	17,251,435
1,807,183	Great-West Inflation-Protected Securities Fund Institutional Class(a)	17,818,820
3,636,603	Great-West Multi-Sector Bond Fund Institutional Class(a)	35,238,681
468,251	Great-West Short Duration Bond Fund Institutional Class(a)	4,654,419
2,752,210	Great-West U.S. Government Securities Fund Institutional Class(a)	26,558,825

TOTAL BOND MUTUAL FUNDS — 33.01% (Cost $162,575,964)		$163,453,344
EQUITY MUTUAL FUNDS
1,336,477	Great-West Emerging Markets Equity Fund Institutional Class(a)	12,496,064
1,517,448	Great-West International Growth Fund Institutional Class(a)	14,233,659
4,292,430	Great-West International Value Fund Institutional Class(a)	35,498,395
859,814	Great-West Invesco Small Cap Value Fund Institutional Class(a)	7,721,130
2,153,939	Great-West Large Cap Growth Fund Institutional Class(a)	21,797,858
7,373,041	Great-West Large Cap Value Fund Institutional Class(a)	54,265,585
Shares		Fair Value
Equity Mutual Funds — (continued)
984,510	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	$ 7,718,559
3,128,985	Great-West Mid Cap Value Fund Institutional Class(a)	29,005,688
2,432,857	Great-West Real Estate Index Fund Institutional Class(a)	22,528,257
560,014	Great-West Small Cap Growth Fund Institutional Class(a)	6,171,353
1,401,980	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,608,397

TOTAL EQUITY MUTUAL FUNDS — 45.04% (Cost $226,389,582)		$223,044,945
Account Balance
FIXED INTEREST CONTRACT
108,935,685 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	108,935,685

TOTAL FIXED INTEREST CONTRACT — 22.00% (Cost $108,935,685)		$108,935,685
TOTAL INVESTMENTS — 100.05% (Cost $497,901,231)		$495,433,974
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (226,931)
TOTAL NET ASSETS — 100.00%		$495,207,043

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
6,479,953	Great-West Core Bond Fund Institutional Class(a)	$ 65,058,726
9,679,521	Great-West Global Bond Fund Institutional Class(a)	86,631,715
4,433,369	Great-West High Yield Bond Fund Institutional Class(a)	42,383,012
4,435,704	Great-West Inflation-Protected Securities Fund Institutional Class(a)	43,736,041
8,906,726	Great-West Multi-Sector Bond Fund Institutional Class(a)	86,306,175
1,125,797	Great-West Short Duration Bond Fund Institutional Class(a)	11,190,424
6,741,799	Great-West U.S. Government Securities Fund Institutional Class(a)	65,058,357

TOTAL BOND MUTUAL FUNDS — 23.96% (Cost $397,663,160)		$ 400,364,450
EQUITY MUTUAL FUNDS
6,263,145	Great-West Emerging Markets Equity Fund Institutional Class(a)	58,560,405
7,074,109	Great-West International Growth Fund Institutional Class(a)	66,355,145
20,056,153	Great-West International Value Fund Institutional Class(a)	165,864,382
4,020,359	Great-West Invesco Small Cap Value Fund Institutional Class(a)	36,102,826
10,035,679	Great-West Large Cap Growth Fund Institutional Class(a)	101,561,072
Shares		Fair Value
Equity Mutual Funds — (continued)
34,417,754	Great-West Large Cap Value Fund Institutional Class(a)	$ 253,314,666
4,600,987	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	36,071,740
14,620,063	Great-West Mid Cap Value Fund Institutional Class(a)	135,527,986
7,255,321	Great-West Real Estate Index Fund Institutional Class(a)	67,184,271
2,622,303	Great-West Small Cap Growth Fund Institutional Class(a)	28,897,774
6,544,544	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	54,188,826

TOTAL EQUITY MUTUAL FUNDS — 60.08% (Cost $1,016,786,638)		$1,003,629,093
Account Balance
FIXED INTEREST CONTRACT
267,333,142 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	267,333,142

TOTAL FIXED INTEREST CONTRACT — 16.00% (Cost $267,333,142)		$ 267,333,142
TOTAL INVESTMENTS — 100.04% (Cost $1,681,782,940)		$1,671,326,685
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (699,753)
TOTAL NET ASSETS — 100.00%		$1,670,626,932

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
1,874,565	Great-West Core Bond Fund Institutional Class(a)	$ 18,820,635
2,794,413	Great-West Global Bond Fund Institutional Class(a)	25,009,991
1,275,273	Great-West High Yield Bond Fund Institutional Class(a)	12,191,612
1,281,080	Great-West Inflation-Protected Securities Fund Institutional Class(a)	12,631,453
2,577,154	Great-West Multi-Sector Bond Fund Institutional Class(a)	24,972,624
1,629,448	Great-West Short Duration Bond Fund Institutional Class(a)	16,196,717
1,950,124	Great-West U.S. Government Securities Fund Institutional Class(a)	18,818,692

TOTAL BOND MUTUAL FUNDS — 18.02% (Cost $127,960,995)		$128,641,724
EQUITY MUTUAL FUNDS
3,300,658	Great-West Emerging Markets Equity Fund Institutional Class(a)	30,861,149
3,744,805	Great-West International Growth Fund Institutional Class(a)	35,126,273
10,646,947	Great-West International Value Fund Institutional Class(a)	88,050,254
2,128,049	Great-West Invesco Small Cap Value Fund Institutional Class(a)	19,109,876
5,315,661	Great-West Large Cap Growth Fund Institutional Class(a)	53,794,488
18,257,511	Great-West Large Cap Value Fund Institutional Class(a)	134,375,277
Shares		Fair Value
Equity Mutual Funds — (continued)
2,437,930	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	$ 19,113,371
7,741,465	Great-West Mid Cap Value Fund Institutional Class(a)	71,763,384
2,721,800	Great-West Real Estate Index Fund Institutional Class(a)	25,203,868
1,392,283	Great-West Small Cap Growth Fund Institutional Class(a)	15,342,959
3,472,104	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	28,749,022

TOTAL EQUITY MUTUAL FUNDS — 73.04% (Cost $529,391,154)		$521,489,921
Account Balance
FIXED INTEREST CONTRACT
64,162,739 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	64,162,739

TOTAL FIXED INTEREST CONTRACT — 8.98% (Cost $64,162,739)		$ 64,162,739
TOTAL INVESTMENTS — 100.04% (Cost $721,514,888)		$714,294,384
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (303,789)
TOTAL NET ASSETS — 100.00%		$713,990,595

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,561,077	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 42,646,075
5,174,090	Great-West International Growth Fund Institutional Class(a)	48,532,961
14,643,827	Great-West International Value Fund Institutional Class(a)	121,104,449
2,944,158	Great-West Invesco Small Cap Value Fund Institutional Class(a)	26,438,539
7,362,384	Great-West Large Cap Growth Fund Institutional Class(a)	74,507,325
25,141,346	Great-West Large Cap Value Fund Institutional Class(a)	185,040,307
3,371,258	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	26,430,667
10,679,483	Great-West Mid Cap Value Fund Institutional Class(a)	98,998,804
Shares		Fair Value
Equity Mutual Funds — (continued)
2,298,112	Great-West Real Estate Index Fund Institutional Class(a)	$ 21,280,516
1,912,621	Great-West Small Cap Growth Fund Institutional Class(a)	21,077,082
4,796,799	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	39,717,498

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $718,819,822)		$705,774,223
TOTAL INVESTMENTS — 100.04% (Cost $718,819,822)		$705,774,223
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (273,776)
TOTAL NET ASSETS — 100.00%		$705,500,447

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$860,331,213	$495,433,974	$1,671,326,685
Subscriptions receivable	599,753	356,598	1,286,583
Receivable for investments sold	757,537	371,969	8,129,913
Total Assets	861,688,503	496,162,541	1,680,743,181
LIABILITIES:
Payable for distribution fees	126,694	73,205	165,596
Payable for investments purchased	1,436	170,993	5,658
Payable for shareholder services fees	249,108	143,821	469,915
Payable to investment adviser	15,907	9,905	64,242
Redemptions payable	1,355,854	557,574	9,410,838
Total Liabilities	1,748,999	955,498	10,116,249
NET ASSETS	$859,939,504	$495,207,043	$1,670,626,932
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,664,703	$5,404,761	$20,291,620
Paid-in capital in excess of par	897,015,931	516,082,416	1,886,613,145
Undistributed/accumulated deficit	(46,741,130)	(26,280,134)	(236,277,833)
NET ASSETS	$859,939,504	$495,207,043	$1,670,626,932
NET ASSETS BY CLASS
Investor Class	$213,762,024	$124,650,280	$740,432,219
Class L	$605,778,808	$350,464,220	$797,338,183
Institutional Class	$40,398,672	$20,092,543	$132,856,530
CAPITAL STOCK:
Authorized
Investor Class	100,000,000	100,000,000	350,000,000
Class L	120,000,000	70,000,000	180,000,000
Institutional Class	10,000,000	10,000,000	35,000,000
Issued and Outstanding
Investor Class	27,163,681	14,882,703	112,661,073
Class L	65,372,731	37,100,258	76,709,069
Institutional Class	4,110,619	2,064,649	13,546,056
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.87	$8.38	$6.57
Class L	$9.27	$9.45	$10.39
Institutional Class	$9.83	$9.73	$9.81
(a) Cost of investments, affiliated	$859,934,148	$497,901,231	$1,681,782,940
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$714,294,384	$705,774,223
Subscriptions receivable	1,956,104	1,072,114
Receivable for investments sold	362,807	653,939
Total Assets	716,613,295	707,500,276
LIABILITIES:
Payable for distribution fees	65,078	33,504
Payable for investments purchased	1,381,661	440,335
Payable for shareholder services fees	196,524	179,196
Payable to investment adviser	42,187	61,076
Redemptions payable	937,250	1,285,718
Total Liabilities	2,622,700	1,999,829
NET ASSETS	$713,990,595	$705,500,447
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,642,066	$9,655,796
Paid-in capital in excess of par	794,191,950	839,873,764
Undistributed/accumulated deficit	(88,843,421)	(144,029,113)
NET ASSETS	$713,990,595	$705,500,447
NET ASSETS BY CLASS
Investor Class	$336,156,220	$427,423,632
Class L	$316,572,281	$162,581,220
Institutional Class	$61,262,094	$115,495,595
CAPITAL STOCK:
Authorized
Investor Class	150,000,000	225,000,000
Class L	60,000,000	40,000,000
Institutional Class	15,000,000	50,000,000
Issued and Outstanding
Investor Class	45,125,333	71,758,185
Class L	34,949,258	12,935,273
Institutional Class	6,346,073	11,864,500
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.45	$5.96
Class L	$9.06	$12.57
Institutional Class	$9.65	$9.73
(a) Cost of investments, affiliated	$721,514,888	$718,819,822
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$2,663,898	$1,475,236	$3,794,385
Dividends, affiliated	16,455,098	8,622,526	29,499,407
Total Income	19,118,996	10,097,762	33,293,792
EXPENSES:
Management fees	793,140	449,428	1,592,650
Shareholder services fees – Investor Class	774,095	429,991	2,663,500
Shareholder services fees – Class L	1,845,531	1,063,536	2,405,365
Distribution fees – Class L	1,319,133	760,321	1,719,627
Total Expenses	4,731,899	2,703,276	8,381,142
Less management fees waived	622,146	344,430	886,394
Net Expenses	4,109,753	2,358,846	7,494,748
NET INVESTMENT INCOME	15,009,243	7,738,916	25,799,044
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(5,520,522)	(2,599,736)	(23,961,075)
Realized gain distributions received, affiliated	11,489,918	9,791,448	43,974,989
Net Realized Gain	5,969,396	7,191,712	20,013,914
Net change in unrealized appreciation on investments, affiliated	62,197,548	42,555,446	205,527,586
Net Change in Unrealized Appreciation	62,197,548	42,555,446	205,527,586
Net Realized and Unrealized Gain	68,166,944	49,747,158	225,541,500
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,176,187	$57,486,074	$251,340,544
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$894,412	$-
Dividends, affiliated	12,620,268	11,989,632
Total Income	13,514,680	11,989,632
EXPENSES:
Management fees	666,542	681,364
Shareholder services fees – Investor Class	1,195,030	1,520,012
Shareholder services fees – Class L	905,615	473,809
Distribution fees – Class L	647,530	338,801
Total Expenses	3,414,717	3,013,986
Less management fees waived	208,911	-
Net Expenses	3,205,806	3,013,986
NET INVESTMENT INCOME	10,308,874	8,975,646
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(7,666,009)	(15,307,422)
Realized gain distributions received, affiliated	22,536,223	30,534,011
Net Realized Gain	14,870,214	15,226,589
Net change in unrealized appreciation on investments, affiliated	95,407,938	131,814,472
Net Change in Unrealized Appreciation	95,407,938	131,814,472
Net Realized and Unrealized Gain	110,278,152	147,041,061
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$120,587,026	$156,016,707
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Conservative Profile Fund	2019	2018
OPERATIONS:
Net investment income	$15,009,243	$19,056,872
Net realized gain	5,969,396	25,019,566
Net change in unrealized appreciation (depreciation)	62,197,548	(68,179,485)
Net Increase (Decrease) in Net Assets Resulting from Operations	83,176,187	(24,103,047)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(12,800,928)	(13,251,453)
Class L	(26,198,718)	(20,529,334)
Institutional Class	(2,385,730)	(2,001,897)
From Net Investment Income and Net Realized Gains	(41,385,376)	(35,782,684)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	58,562,889	74,869,979
Class L	234,379,400	180,313,526
Institutional Class	16,345,233	22,392,294
Shares issued in reinvestment of distributions
Investor Class	12,800,928	13,251,453
Class L	26,198,718	20,529,334
Institutional Class	2,385,730	2,001,897
Shares redeemed
Investor Class	(88,312,870)	(120,090,642)
Class L	(140,567,674)	(134,096,419)
Institutional Class	(23,198,192)	(8,516,014)
Net Increase in Net Assets Resulting from Capital Share Transactions	98,594,162	50,655,408
Total Increase (Decrease) in Net Assets	140,384,973	(9,230,323)
NET ASSETS:
Beginning of year	719,554,531	728,784,854
End of year	$859,939,504	$719,554,531
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,415,921	9,252,980
Class L	25,389,136	19,279,599
Institutional Class	1,666,320	2,259,089
Shares issued in reinvestment of distributions
Investor Class	1,634,351	1,707,707
Class L	2,851,282	2,279,201
Institutional Class	244,260	210,530
Shares redeemed
Investor Class	(11,179,704)	(14,847,362)
Class L	(15,255,931)	(14,334,584)
Institutional Class	(2,371,868)	(860,511)
Net Increase	10,393,767	4,946,649
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Moderately Conservative Profile Fund	2019	2018
OPERATIONS:
Net investment income	$7,738,916	$10,109,799
Net realized gain	7,191,712	24,347,784
Net change in unrealized appreciation (depreciation)	42,555,446	(54,109,431)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,486,074	(19,651,848)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(8,994,097)	(8,981,151)
Class L	(19,829,801)	(15,528,231)
Institutional Class	(1,610,556)	(1,368,284)
From Net Investment Income and Net Realized Gains	(30,434,454)	(25,877,666)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	25,038,841	28,489,799
Class L	139,726,546	124,021,514
Institutional Class	13,783,728	6,653,130
Shares issued in reinvestment of distributions
Investor Class	8,994,097	8,981,151
Class L	19,829,801	15,528,231
Institutional Class	1,610,556	1,368,284
Shares redeemed
Investor Class	(30,346,453)	(68,749,976)
Class L	(79,939,313)	(69,408,243)
Institutional Class	(16,268,983)	(5,603,775)
Net Increase in Net Assets Resulting from Capital Share Transactions	82,428,820	41,280,115
Total Increase (Decrease) in Net Assets	109,480,440	(4,249,399)
NET ASSETS:
Beginning of year	385,726,603	389,976,002
End of year	$495,207,043	$385,726,603
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,990,136	3,228,397
Class L	14,843,578	12,727,188
Institutional Class	1,419,609	660,079
Shares issued in reinvestment of distributions
Investor Class	1,085,896	1,083,765
Class L	2,130,716	1,688,223
Institutional Class	167,591	144,372
Shares redeemed
Investor Class	(3,627,394)	(7,833,124)
Class L	(8,506,682)	(7,151,296)
Institutional Class	(1,688,867)	(555,130)
Net Increase	8,814,583	3,992,474
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Moderate Profile Fund	2019	2018
OPERATIONS:
Net investment income	$25,799,044	$39,176,039
Net realized gain	20,013,914	116,935,003
Net change in unrealized appreciation (depreciation)	205,527,586	(254,357,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	251,340,544	(98,246,226)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(76,153,398)	(79,613,273)
Class L	(45,075,202)	(34,861,110)
Institutional Class	(11,108,395)	(9,304,991)
From Net Investment Income and Net Realized Gains	(132,336,995)	(123,779,374)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	105,208,705	181,566,616
Class L	280,107,572	321,522,351
Institutional Class	51,006,090	68,596,318
Shares issued in reinvestment of distributions
Investor Class	76,153,398	79,613,273
Class L	45,075,202	34,861,110
Institutional Class	11,108,395	9,304,991
Shares redeemed
Investor Class	(237,223,206)	(416,883,625)
Class L	(163,919,828)	(157,231,754)
Institutional Class	(75,587,623)	(21,919,197)
Net Increase in Net Assets Resulting from Capital Share Transactions	91,928,705	99,430,083
Total Increase (Decrease) in Net Assets	210,932,254	(122,595,517)
NET ASSETS:
Beginning of year	1,459,694,678	1,582,290,195
End of year	$1,670,626,932	$1,459,694,678
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,789,697	25,229,052
Class L	27,377,966	30,247,013
Institutional Class	5,262,124	6,743,251
Shares issued in reinvestment of distributions
Investor Class	11,849,557	11,950,992
Class L	4,483,497	3,491,742
Institutional Class	1,164,313	983,871
Shares redeemed
Investor Class	(35,700,683)	(57,875,923)
Class L	(16,038,314)	(14,806,110)
Institutional Class	(7,851,466)	(2,157,095)
Net Increase	6,336,691	3,806,793
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Moderately Aggressive Profile Fund	2019	2018
OPERATIONS:
Net investment income	$10,308,874	$16,674,738
Net realized gain	14,870,214	64,360,530
Net change in unrealized appreciation (depreciation)	95,407,938	(131,470,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	120,587,026	(50,435,125)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(37,321,655)	(39,389,021)
Class L	(24,623,625)	(19,118,502)
Institutional Class	(6,193,252)	(5,731,768)
From Net Investment Income and Net Realized Gains	(68,138,532)	(64,239,291)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	35,707,148	65,252,206
Class L	141,425,708	107,355,818
Institutional Class	32,653,621	21,869,068
Shares issued in reinvestment of distributions
Investor Class	37,321,655	39,389,021
Class L	24,623,625	19,118,502
Institutional Class	6,193,252	5,731,768
Shares redeemed
Investor Class	(93,061,653)	(198,782,851)
Class L	(81,434,377)	(77,056,728)
Institutional Class	(44,208,197)	(10,107,512)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	59,220,782	(27,230,708)
Total Increase (Decrease) in Net Assets	111,669,276	(141,905,124)
NET ASSETS:
Beginning of year	602,321,319	744,226,443
End of year	$713,990,595	$602,321,319
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,741,644	7,867,369
Class L	15,648,822	11,118,838
Institutional Class	3,422,850	2,123,455
Shares issued in reinvestment of distributions
Investor Class	5,148,420	5,235,812
Class L	2,808,261	2,155,653
Institutional Class	660,913	609,308
Shares redeemed
Investor Class	(12,378,756)	(23,980,880)
Class L	(9,062,382)	(7,977,111)
Institutional Class	(4,658,235)	(980,187)
Net Increase (Decrease)	6,331,537	(3,827,743)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Aggressive Profile Fund	2019	2018
OPERATIONS:
Net investment income	$8,975,646	$16,820,134
Net realized gain	15,226,589	92,229,496
Net change in unrealized appreciation (depreciation)	131,814,472	(182,622,856)
Net Increase (Decrease) in Net Assets Resulting from Operations	156,016,707	(73,573,226)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(63,823,692)	(68,191,114)
Class L	(11,229,484)	(8,893,130)
Institutional Class	(11,726,706)	(9,871,315)
From Net Investment Income and Net Realized Gains	(86,779,882)	(86,955,559)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	63,549,543	109,860,815
Class L	58,861,036	57,847,803
Institutional Class	32,666,216	54,023,486
Shares issued in reinvestment of distributions
Investor Class	63,823,692	68,191,114
Class L	11,229,484	8,893,130
Institutional Class	11,726,706	9,871,315
Shares redeemed
Investor Class	(150,910,439)	(272,860,095)
Class L	(35,048,645)	(43,176,723)
Institutional Class	(43,005,242)	(14,656,776)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	12,892,351	(22,005,931)
Total Increase (Decrease) in Net Assets	82,129,176	(182,534,716)
NET ASSETS:
Beginning of year	623,371,271	805,905,987
End of year	$705,500,447	$623,371,271
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,426,062	15,558,379
Class L	4,830,749	4,416,028
Institutional Class	3,426,276	5,160,044
Shares issued in reinvestment of distributions
Investor Class	11,310,614	10,988,833
Class L	951,482	746,127
Institutional Class	1,280,301	1,061,651
Shares redeemed
Investor Class	(24,772,811)	(38,481,076)
Class L	(2,888,309)	(3,333,447)
Institutional Class	(4,538,641)	(1,405,719)
Net Increase (Decrease)	25,723	(5,289,180)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$ 7.49	0.15	0.71	0.86	(0.18)	(0.30)	(0.48)	$ 7.87	11.54%
12/31/2018	$ 8.19	0.21	(0.46)	(0.25)	(0.24)	(0.21)	(0.45)	$ 7.49	(3.15%)
12/31/2017	$ 7.95	0.19	0.39	0.58	(0.20)	(0.14)	(0.34)	$ 8.19	7.39%
12/31/2016	$ 7.82	0.16	0.33	0.49	(0.16)	(0.20)	(0.36)	$ 7.95	6.26%
12/31/2015	$ 8.46	0.19	(0.26)	(0.07)	(0.24)	(0.33)	(0.57)	$ 7.82	(0.95%)
Class L
12/31/2019	$ 8.74	0.17	0.80	0.97	(0.14)	(0.30)	(0.44)	$ 9.27	11.22%
12/31/2018	$ 9.46	0.24	(0.55)	(0.31)	(0.20)	(0.21)	(0.41)	$ 8.74	(3.32%)
12/31/2017	$ 9.13	0.21	0.43	0.64	(0.17)	(0.14)	(0.31)	$ 9.46	7.05%
12/31/2016	$ 8.93	0.18	0.35	0.53	(0.13)	(0.20)	(0.33)	$ 9.13	5.97%
12/31/2015	$ 9.54	0.22	(0.32)	(0.10)	(0.18)	(0.33)	(0.51)	$ 8.93	(1.15%)
Institutional Class
12/31/2019	$ 9.26	0.23	0.86	1.09	(0.22)	(0.30)	(0.52)	$ 9.83	11.87%
12/31/2018	$10.02	0.33	(0.61)	(0.28)	(0.27)	(0.21)	(0.48)	$ 9.26	(2.79%)
12/31/2017	$ 9.67	0.28	0.46	0.74	(0.25)	(0.14)	(0.39)	$10.02	7.73%
12/31/2016	$ 9.39	0.27	0.35	0.62	(0.14)	(0.20)	(0.34)	$ 9.67	6.66%
12/31/2015 (d)	$10.00	0.21	(0.43)	(0.22)	(0.18)	(0.21)	(0.39)	$ 9.39	(2.28%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$213,762	0.45%	0.37%	1.95%	20%
12/31/2018	$219,486	0.45%	0.37%	2.60%	25%
12/31/2017	$271,766	0.45%	0.37%	2.33%	13%
12/31/2016	$232,585	0.45%	0.38%	2.00%	21%
12/31/2015	$251,629	0.32%	0.27%	2.22%	33% (h)
Class L
12/31/2019	$605,779	0.70%	0.62%	1.83%	20%
12/31/2018	$457,740	0.70%	0.62%	2.53%	25%
12/31/2017	$427,340	0.70%	0.62%	2.27%	13%
12/31/2016	$279,584	0.70%	0.63%	1.99%	21%
12/31/2015	$164,862	0.61%	0.55%	2.35%	33% (h)
Institutional Class
12/31/2019	$ 40,399	0.10%	0.02%	2.36%	20%
12/31/2018	$ 42,329	0.10%	0.02%	3.33%	25%
12/31/2017	$ 29,679	0.10%	0.02%	2.78%	13%
12/31/2016	$ 23,404	0.10%	0.03%	2.84%	21%
12/31/2015 (d)	$ 6,412	0.10% (i)	0.02% (i)	3.15% (i)	33% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$ 7.88	0.15	0.97	1.12	(0.16)	(0.46)	(0.62)	$ 8.38	14.45%
12/31/2018	$ 8.90	0.21	(0.62)	(0.41)	(0.24)	(0.37)	(0.61)	$ 7.88	(4.73%)
12/31/2017	$ 8.47	0.23	0.61	0.84	(0.22)	(0.19)	(0.41)	$ 8.90	10.07%
12/31/2016	$ 8.28	0.16	0.44	0.60	(0.15)	(0.26)	(0.41)	$ 8.47	7.39%
12/31/2015	$ 8.97	0.20	(0.28)	(0.08)	(0.22)	(0.39)	(0.61)	$ 8.28	(0.82%)
Class L
12/31/2019	$ 8.81	0.16	1.07	1.23	(0.13)	(0.46)	(0.59)	$ 9.45	14.14%
12/31/2018	$ 9.86	0.25	(0.72)	(0.47)	(0.21)	(0.37)	(0.58)	$ 8.81	(4.88%)
12/31/2017	$ 9.34	0.24	0.66	0.90	(0.19)	(0.19)	(0.38)	$ 9.86	9.75%
12/31/2016	$ 9.10	0.18	0.45	0.63	(0.13)	(0.26)	(0.39)	$ 9.34	7.05%
12/31/2015	$ 9.77	0.24	(0.34)	(0.10)	(0.18)	(0.39)	(0.57)	$ 9.10	(1.03%)
Institutional Class
12/31/2019	$ 9.07	0.21	1.11	1.32	(0.20)	(0.46)	(0.66)	$ 9.73	14.80%
12/31/2018	$10.16	0.30	(0.73)	(0.43)	(0.29)	(0.37)	(0.66)	$ 9.07	(4.35%)
12/31/2017	$ 9.62	0.30	0.70	1.00	(0.27)	(0.19)	(0.46)	$10.16	10.48%
12/31/2016	$ 9.35	0.28	0.42	0.70	(0.17)	(0.26)	(0.43)	$ 9.62	7.61%
12/31/2015 (d)	$10.00	0.24	(0.50)	(0.26)	(0.20)	(0.19)	(0.39)	$ 9.35	(2.85%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$124,650	0.45%	0.37%	1.81%	22%
12/31/2018	$113,771	0.45%	0.37%	2.42%	31%
12/31/2017	$159,718	0.45%	0.37%	2.56%	20%
12/31/2016	$113,001	0.45%	0.38%	1.89%	25%
12/31/2015	$119,532	0.34%	0.28%	2.26%	28% (h)
Class L
12/31/2019	$350,464	0.70%	0.62%	1.65%	22%
12/31/2018	$252,301	0.70%	0.62%	2.53%	31%
12/31/2017	$210,781	0.70%	0.62%	2.46%	20%
12/31/2016	$129,943	0.70%	0.63%	1.95%	25%
12/31/2015	$ 69,408	0.62%	0.56%	2.47%	28% (h)
Institutional Class
12/31/2019	$ 20,093	0.10%	0.02%	2.17%	22%
12/31/2018	$ 19,655	0.10%	0.02%	3.00%	31%
12/31/2017	$ 19,477	0.10%	0.02%	2.93%	20%
12/31/2016	$ 13,930	0.10%	0.03%	2.87%	25%
12/31/2015 (d)	$ 547	0.10% (i)	0.02% (i)	3.63% (i)	28% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$ 6.21	0.11	0.94	1.05	(0.13)	(0.56)	(0.69)	$ 6.57	17.52%
12/31/2018	$ 7.32	0.17	(0.60)	(0.43)	(0.21)	(0.47)	(0.68)	$ 6.21	(6.30%)
12/31/2017	$ 6.94	0.19	0.70	0.89	(0.20)	(0.31)	(0.51)	$ 7.32	12.94%
12/31/2016	$ 6.91	0.12	0.45	0.57	(0.13)	(0.41)	(0.54)	$ 6.94	8.35%
12/31/2015	$ 7.69	0.16	(0.21)	(0.05)	(0.19)	(0.54)	(0.73)	$ 6.91	(0.65%)
Class L
12/31/2019	$ 9.45	0.16	1.44	1.60	(0.10)	(0.56)	(0.66)	$10.39	17.23%
12/31/2018	$10.75	0.27	(0.93)	(0.66)	(0.17)	(0.47)	(0.64)	$ 9.45	(6.45%)
12/31/2017	$ 9.98	0.29	0.96	1.25	(0.17)	(0.31)	(0.48)	$10.75	12.56%
12/31/2016	$ 9.72	0.18	0.60	0.78	(0.11)	(0.41)	(0.52)	$ 9.98	8.14%
12/31/2015	$10.50	0.25	(0.35)	(0.10)	(0.14)	(0.54)	(0.68)	$ 9.72	(0.96%)
Institutional Class
12/31/2019	$ 8.97	0.19	1.39	1.58	(0.18)	(0.56)	(0.74)	$ 9.81	18.00%
12/31/2018	$10.26	0.33	(0.91)	(0.58)	(0.24)	(0.47)	(0.71)	$ 8.97	(5.91%)
12/31/2017	$ 9.56	0.31	0.95	1.26	(0.25)	(0.31)	(0.56)	$10.26	13.29%
12/31/2016	$ 9.28	0.24	0.55	0.79	(0.10)	(0.41)	(0.51)	$ 9.56	8.67%
12/31/2015 (d)	$10.00	0.27	(0.56)	(0.29)	(0.14)	(0.29)	(0.43)	$ 9.28	(2.95%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 740,432	0.45%	0.39%	1.63%	27%
12/31/2018	$ 749,829	0.45%	0.39%	2.36%	31%
12/31/2017	$1,034,643	0.45%	0.39%	2.64%	18%
12/31/2016	$ 851,580	0.45%	0.40%	1.77%	26%
12/31/2015	$ 922,155	0.33%	0.29%	2.14%	27% (h)
Class L
12/31/2019	$ 797,338	0.70%	0.64%	1.53%	27%
12/31/2018	$ 575,529	0.70%	0.64%	2.59%	31%
12/31/2017	$ 451,168	0.70%	0.65%	2.73%	18%
12/31/2016	$ 255,341	0.70%	0.65%	1.80%	26%
12/31/2015	$ 165,462	0.61%	0.57%	2.38%	27% (h)
Institutional Class
12/31/2019	$ 132,857	0.10%	0.04%	1.99%	27%
12/31/2018	$ 134,337	0.10%	0.04%	3.26%	31%
12/31/2017	$ 96,479	0.10%	0.04%	3.09%	18%
12/31/2016	$ 69,089	0.10%	0.05%	2.57%	26%
12/31/2015 (d)	$ 19,943	0.10% (i)	0.05% (i)	4.18% (i)	27% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$ 6.94	0.12	1.25	1.37	(0.13)	(0.73)	(0.86)	$ 7.45	20.35%
12/31/2018	$ 8.40	0.19	(0.79)	(0.60)	(0.22)	(0.64)	(0.86)	$ 6.94	(7.62%)
12/31/2017	$ 7.75	0.25	0.93	1.18	(0.23)	(0.30)	(0.53)	$ 8.40	15.42%
12/31/2016	$ 7.69	0.13	0.56	0.69	(0.13)	(0.50)	(0.63)	$ 7.75	9.23%
12/31/2015	$ 8.54	0.18	(0.24)	(0.06)	(0.19)	(0.60)	(0.79)	$ 7.69	(0.64%)
Class L
12/31/2019	$ 8.27	0.13	1.48	1.61	(0.09)	(0.73)	(0.82)	$ 9.06	20.06%
12/31/2018	$ 9.83	0.23	(0.97)	(0.74)	(0.18)	(0.64)	(0.82)	$ 8.27	(7.89%)
12/31/2017	$ 8.98	0.27	1.08	1.35	(0.20)	(0.30)	(0.50)	$ 9.83	15.19%
12/31/2016	$ 8.82	0.16	0.61	0.77	(0.11)	(0.50)	(0.61)	$ 8.98	8.93%
12/31/2015	$ 9.66	0.23	(0.33)	(0.10)	(0.14)	(0.60)	(0.74)	$ 8.82	(0.99%)
Institutional Class
12/31/2019	$ 8.77	0.18	1.60	1.78	(0.17)	(0.73)	(0.90)	$ 9.65	20.64%
12/31/2018	$10.40	0.31	(1.04)	(0.73)	(0.26)	(0.64)	(0.90)	$ 8.77	(7.30%)
12/31/2017	$ 9.49	0.33	1.16	1.49	(0.28)	(0.30)	(0.58)	$10.40	15.88%
12/31/2016	$ 9.25	0.25	0.61	0.86	(0.12)	(0.50)	(0.62)	$ 9.49	9.52%
12/31/2015 (d)	$10.00	0.26	(0.57)	(0.31)	(0.17)	(0.27)	(0.44)	$ 9.25	(3.22%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$336,156	0.45%	0.42%	1.53%	34%
12/31/2018	$330,334	0.45%	0.42%	2.27%	38%
12/31/2017	$491,402	0.45%	0.42%	3.00%	18%
12/31/2016	$312,433	0.45%	0.42%	1.73%	30%
12/31/2015	$316,691	0.33%	0.31%	2.09%	29% (h)
Class L
12/31/2019	$316,572	0.70%	0.67%	1.48%	34%
12/31/2018	$211,270	0.70%	0.67%	2.41%	38%
12/31/2017	$199,087	0.70%	0.67%	2.84%	18%
12/31/2016	$117,482	0.70%	0.67%	1.82%	30%
12/31/2015	$ 70,855	0.61%	0.59%	2.41%	29% (h)
Institutional Class
12/31/2019	$ 61,262	0.10%	0.07%	1.88%	34%
12/31/2018	$ 60,717	0.10%	0.07%	3.02%	38%
12/31/2017	$ 53,737	0.10%	0.07%	3.24%	18%
12/31/2016	$ 37,132	0.10%	0.07%	2.60%	30%
12/31/2015 (d)	$ 1,473	0.10% (i)	0.07% (i)	3.96% (i)	29% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$ 5.54	0.08	1.31	1.39	(0.13)	(0.84)	(0.97)	$ 5.96	26.10%
12/31/2018	$ 7.21	0.15	(0.84)	(0.69)	(0.18)	(0.80)	(0.98)	$ 5.54	(10.41%)
12/31/2017	$ 6.49	0.22	1.11	1.33	(0.17)	(0.44)	(0.61)	$ 7.21	20.62%
12/31/2016	$ 6.64	0.10	0.60	0.70	(0.17)	(0.68)	(0.85)	$ 6.49	11.04%
12/31/2015	$ 7.76	0.14	(0.19)	(0.05)	(0.19)	(0.88)	(1.07)	$ 6.64	(0.64%)
Class L
12/31/2019	$10.84	0.15	2.58	2.73	(0.16)	(0.84)	(1.00)	$12.57	25.82%
12/31/2018	$13.12	0.29	(1.63)	(1.34)	(0.14)	(0.80)	(0.94)	$10.84	(10.75%)
12/31/2017	$11.37	0.38	1.94	2.32	(0.13)	(0.44)	(0.57)	$13.12	20.44%
12/31/2016	$11.08	0.19	0.96	1.15	(0.18)	(0.68)	(0.86)	$11.37	10.63%
12/31/2015	$12.23	0.25	(0.35)	(0.10)	(0.17)	(0.88)	(1.05)	$11.08	(0.76%)
Institutional Class
12/31/2019	$ 8.55	0.16	2.03	2.19	(0.17)	(0.84)	(1.01)	$ 9.73	26.52%
12/31/2018	$10.57	0.34	(1.35)	(1.01)	(0.21)	(0.80)	(1.01)	$ 8.55	(10.23%)
12/31/2017	$ 9.27	0.37	1.59	1.96	(0.22)	(0.44)	(0.66)	$10.57	21.23%
12/31/2016	$ 9.08	0.20	0.80	1.00	(0.13)	(0.68)	(0.81)	$ 9.27	11.33%
12/31/2015 (d)	$10.00	0.30	(0.68)	(0.38)	(0.03)	(0.51)	(0.54)	$ 9.08	(3.83%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$427,424	0.45%	0.45%	1.26%	33%
12/31/2018	$414,608	0.45%	0.45%	2.06%	40%
12/31/2017	$625,485	0.45%	0.45%	3.06%	21%
12/31/2016	$493,509	0.45%	0.45%	1.53%	30%
12/31/2015	$524,461	0.33%	0.33%	1.86%	28% (h)
Class L
12/31/2019	$162,581	0.70%	0.70%	1.21%	33%
12/31/2018	$108,800	0.70%	0.70%	2.25%	40%
12/31/2017	$107,725	0.70%	0.70%	3.04%	21%
12/31/2016	$ 66,271	0.70%	0.70%	1.69%	30%
12/31/2015	$ 41,987	0.60%	0.60%	2.02%	28% (h)
Institutional Class
12/31/2019	$115,496	0.10%	0.10%	1.67%	33%
12/31/2018	$ 99,964	0.10%	0.10%	3.27%	40%
12/31/2017	$ 72,696	0.10%	0.10%	3.60%	21%
12/31/2016	$ 46,807	0.10%	0.10%	2.12%	30%
12/31/2015 (d)	$ 20,858	0.10% (i)	0.10% (i)	4.56% (i)	28% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund and Great-West Aggressive Profile Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile Fund; to seek capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Annual Report - December 31, 2019

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
Great-West Conservative Profile Fund
	2019	2018
Ordinary income	$14,027,548	$18,120,789
Long-term capital gain	27,357,828	17,661,895
	$41,385,376	$35,782,684
Great-West Moderately Conservative Profile Fund
	2019	2018
Ordinary income	$7,247,547	$9,918,581
Long-term capital gain	23,186,907	15,959,085
	$30,434,454	$25,877,666

Annual Report - December 31, 2019

Great-West Moderate Profile Fund
	2019	2018
Ordinary income	$24,023,800	$37,550,497
Long-term capital gain	108,313,195	86,228,877
	$132,336,995	$123,779,374
Great-West Moderately Aggressive Profile Fund
	2019	2018
Ordinary income	$9,544,639	$16,376,669
Long-term capital gain	58,593,893	47,862,622
	$68,138,532	$64,239,291
Great-West Aggressive Profile Fund
	2019	2018
Ordinary income	$12,056,625	$16,134,190
Long-term capital gain	74,723,257	70,821,369
	$86,779,882	$86,955,559
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Great-West Conservative Profile Fund
Undistributed net investment income	$4,185,995
Undistributed long-term capital gains	4,724,498
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(55,651,623)
Tax composition of capital	$(46,741,130)
Great-West Moderately Conservative Profile Fund
Undistributed net investment income	$819,232
Undistributed long-term capital gains	6,265,144
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(33,364,510)
Tax composition of capital	$(26,280,134)
Great-West Moderate Profile Fund
Undistributed net investment income	$11,123,895
Undistributed long-term capital gains	22,021,918
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(269,423,646)
Tax composition of capital	$(236,277,833)

Annual Report - December 31, 2019

Great-West Moderately Aggressive Profile Fund
Undistributed net investment income	$2,344,066
Undistributed long-term capital gains	14,201,664
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(105,389,151)
Tax composition of capital	$(88,843,421)
Great-West Aggressive Profile Fund
Undistributed net investment income	$6,890,257
Undistributed long-term capital gains	15,660,962
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(166,580,332)
Tax composition of capital	$(144,029,113)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile Fund	$915,982,836	$6,608,564	$(62,260,187)	$(55,651,623)
Great-West Moderately Conservative Profile Fund	528,798,484	4,879,390	(38,243,900)	(33,364,510)
Great-West Moderate Profile Fund	1,940,750,331	28,444,095	(297,867,741)	(269,423,646)
Great-West Moderately Aggressive Profile Fund	819,683,535	11,833,378	(117,222,529)	(105,389,151)
Great-West Aggressive Profile Fund	872,354,555	15,891,725	(182,472,057)	(166,580,332)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the year ended December 31, 2019.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for

Annual Report - December 31, 2019

similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2019, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,841,773	$ 48,357,930	$ 13,796,894	$ 6,637,025	$ 39,938	$ 3,133,598	$ 1,626,796	$ 58,651,397	6.82%
Great-West Global Bond Fund Institutional Class	8,736,476	66,072,722	19,181,003	7,524,860	(346,076)	462,597	2,850,863	78,191,462	9.09
Great-West High Yield Bond Fund Institutional Class	3,988,003	36,134,022	6,847,773	8,401,201	(379,314)	3,544,720	1,720,655	38,125,314	4.43
Great-West Inflation-Protected Securities Fund Institutional Class	3,993,837	32,928,762	9,158,549	4,260,226	(76,533)	1,552,147	824,498	39,379,232	4.58
Great-West Multi-Sector Bond Fund Institutional Class	8,029,687	66,246,809	14,328,939	9,166,663	(529,790)	6,398,585	2,044,491	77,807,670	9.05
Great-West Short Duration Bond Fund Institutional Class	5,773,592	42,872,975	18,534,005	5,404,218	(53,048)	1,386,739	1,569,932	57,389,501	6.68
Great-West U.S. Government Mortgage Securities Fund Institutional Class	6,077,982	48,380,039	15,169,399	6,831,707	(179,772)	1,934,792	1,540,311	58,652,523	6.82
					(1,524,595)	18,413,178	12,177,546	408,197,099	47.47
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,437,273	12,454,725	3,451,632	5,709,390	(797,729)	3,241,534	197,864	13,438,501	1.57
Great-West International Growth Fund Institutional Class	1,624,210	12,408,857	2,341,795	3,418,111	131,968	3,902,551	111,777	15,235,092	1.77
Great-West International Value Fund Institutional Class	4,606,188	28,658,275	11,257,398	9,071,570	(1,760,047)	7,249,070	970,359	38,093,173	4.43
Great-West Invesco Small Cap Value Fund Institutional Class	929,534	6,611,578	2,512,030	2,176,371	(268,198)	1,399,975	110,414	8,347,212	0.97
Great-West Large Cap Growth Fund Institutional Class	2,304,858	22,149,622	6,642,259	8,162,163	729,685	2,695,448	68,779	23,325,166	2.71
Great-West Large Cap Value Fund Institutional Class	7,898,777	25,431,079	37,312,393 (a)	9,360,580	(1,042,504)	4,752,106	1,337,570	58,134,998	6.76
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,063,968	6,610,031	2,242,060	2,501,836	(481,557)	1,991,252	51,432	8,341,507	0.97
Great-West Mid Cap Value Fund Institutional Class	3,360,113	25,864,901	6,758,001	6,489,284	20,792	5,014,631	408,253	31,148,249	3.62
Great-West Putnam Equity Income Fund Institutional Class	-	25,481,784	4,107,554	33,569,965 (b)	337,335	3,980,627	224,306	-	-
Great-West Real Estate Index Fund Institutional Class	4,679,465	35,790,140	12,595,234	11,097,175	(713,315)	6,043,650	695,239	43,331,849	5.04
Great-West Small Cap Growth Fund Institutional Class	599,190	5,361,117	2,077,693	2,120,476	(40,695)	1,284,744	5,068	6,603,078	0.77

Annual Report - December 31, 2019

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,507,655	$ 10,547,091	$ 2,942,921	$ 3,235,411	$ (111,662)	$ 2,228,782	$ 96,490	$ 12,483,383	1.45%
					(3,995,927)	43,784,370	4,277,551	258,482,208	30.06
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	193,651,906	161,504,618	45,017,920	15,534,531	-	-	2,663,899	193,651,906	22.52
					0	0	2,663,899	193,651,906	22.52
				Total	$(5,520,522)	$62,197,548	$19,118,996	$860,331,213	100.05%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,645,264	$20,323,479	$ 7,969,057	$ 3,070,286	$ 63,908	$ 1,336,199	$ 733,761	$ 26,558,449	5.36%
Great-West Global Bond Fund Institutional Class	3,952,259	27,753,122	10,605,239	2,878,496	101,984	(107,150)	1,290,126	35,372,715	7.14
Great-West High Yield Bond Fund Institutional Class	1,804,543	15,210,161	4,025,673	3,281,806	59,381	1,297,407	778,616	17,251,435	3.49
Great-West Inflation-Protected Securities Fund Institutional Class	1,807,183	13,840,004	5,228,256	1,929,101	(34,534)	679,661	373,530	17,818,820	3.60
Great-West Multi-Sector Bond Fund Institutional Class	3,636,603	27,863,986	8,619,734	3,632,893	164,438	2,387,854	926,826	35,238,681	7.12
Great-West Short Duration Bond Fund Institutional Class	468,251	1,487,010	3,518,767	438,829	1,530	87,471	126,903	4,654,419	0.94
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,752,210	20,333,912	8,538,389	3,178,109	(85,912)	864,633	694,423	26,558,825	5.36
					270,795	6,546,075	4,924,185	163,453,344	33.01
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,336,477	10,770,478	3,828,708	4,963,944	(676,009)	2,860,822	183,827	12,496,064	2.52
Great-West International Growth Fund Institutional Class	1,517,448	10,743,605	2,580,958	2,659,066	85,166	3,568,162	104,531	14,233,659	2.87
Great-West International Value Fund Institutional Class	4,292,430	24,799,329	11,432,221	6,983,058	(1,342,988)	6,249,903	904,395	35,498,395	7.17
Great-West Invesco Small Cap Value Fund Institutional Class	859,814	5,736,299	2,315,002	1,494,051	(170,433)	1,163,880	102,575	7,721,130	1.56
Great-West Large Cap Growth Fund Institutional Class	2,153,939	19,283,138	6,595,818	6,505,731	549,114	2,424,633	63,772	21,797,858	4.40
Great-West Large Cap Value Fund Institutional Class	7,373,041	22,064,341	35,965,159 (a)	8,086,235	(1,040,284)	4,322,320	1,245,683	54,265,585	10.96
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	984,510	5,733,175	1,985,928	1,639,764	(309,757)	1,639,220	47,674	7,718,559	1.56

Annual Report - December 31, 2019

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Mid Cap Value Fund Institutional Class	3,128,985	$22,411,171	$ 6,786,486	$ 4,719,693	$ (68,259)	$ 4,527,724	$ 380,384	$ 29,005,688	5.86%
Great-West Putnam Equity Income Fund Institutional Class	-	22,105,266	4,176,163	29,859,939 (b)	256,936	3,578,510	209,207	-	-
Great-West Real Estate Index Fund Institutional Class	2,432,857	17,255,815	7,276,416	4,652,724	(83,011)	2,648,750	361,977	22,528,257	4.55
Great-West Small Cap Growth Fund Institutional Class	560,014	4,683,557	1,815,020	1,383,002	36,220	1,055,778	4,740	6,171,353	1.25
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,401,980	9,185,106	2,831,166	2,377,544	(107,226)	1,969,669	89,577	11,608,397	2.34
					(2,870,531)	36,009,371	3,698,342	223,044,945	45.04
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	108,935,685	84,315,077	32,551,406	9,406,033	-	-	1,475,235	108,935,685	22.00
					0	0	1,475,235	108,935,685	22.00
				Total	$(2,599,736)	$42,555,446	$10,097,762	$495,433,974	100.05%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,479,953	$ 55,854,011	$ 15,036,759	$ 9,434,599	$ 112,201	$ 3,602,555	$ 1,867,050	$ 65,058,726	3.89%
Great-West Global Bond Fund Institutional Class	9,679,521	76,314,543	19,182,987	10,144,419	(1,055,771)	1,278,604	3,242,154	86,631,715	5.18
Great-West High Yield Bond Fund Institutional Class	4,433,369	41,599,404	6,929,286	10,334,513	(545,762)	4,188,835	1,973,218	42,383,012	2.54
Great-West Inflation-Protected Securities Fund Institutional Class	4,435,704	38,030,528	9,709,437	5,842,257	(102,141)	1,838,333	942,594	43,736,041	2.62
Great-West Multi-Sector Bond Fund Institutional Class	8,906,726	76,338,060	14,524,965	12,056,078	(753,518)	7,499,228	2,389,983	86,306,175	5.17
Great-West Short Duration Bond Fund Institutional Class	1,125,797	3,963,304	8,308,025	1,311,159	3,601	230,254	316,662	11,190,424	0.67
Great-West U.S. Government Mortgage Securities Fund Institutional Class	6,741,799	55,943,873	16,561,280	9,762,367	(219,884)	2,315,571	1,768,623	65,058,357	3.89
					(2,561,274)	20,953,380	12,500,284	400,364,450	23.96
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	6,263,145	56,476,769	9,898,355	21,527,415	(2,991,962)	13,712,696	868,352	58,560,405	3.51
Great-West International Growth Fund Institutional Class	7,074,109	56,212,444	6,419,943	16,133,075	(1,748,359)	19,855,833	489,148	66,355,145	3.97
Great-West International Value Fund Institutional Class	20,056,153	129,874,780	38,656,545	32,609,350	(5,512,597)	29,942,407	4,243,793	165,864,382	9.93

Annual Report - December 31, 2019

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Invesco Small Cap Value Fund Institutional Class	4,020,359	$ 29,938,007	$ 7,503,813	$ 6,217,753	$ 31,004	$ 4,878,759	$ 494,602	$ 36,102,826	2.16%
Great-West Large Cap Growth Fund Institutional Class	10,035,679	100,339,975	23,010,718	37,655,027	31,278	15,865,406	308,329	101,561,072	6.08
Great-West Large Cap Value Fund Institutional Class	34,417,754	115,188,942	153,454,621 (a)	40,194,162	(5,971,438)	24,865,265	5,931,072	253,314,666	15.16
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,600,987	29,934,601	6,096,862	7,563,911	(901,489)	7,604,188	229,345	36,071,740	2.16
Great-West Mid Cap Value Fund Institutional Class	14,620,063	117,198,566	18,849,646	24,554,996	(1,805,958)	24,034,770	1,824,407	135,527,986	8.11
Great-West Putnam Equity Income Fund Institutional Class	-	115,467,023	8,856,006	143,583,306 (b)	(1,830,946)	19,260,277	1,032,492	-	-
Great-West Real Estate Index Fund Institutional Class	7,255,321	57,542,079	15,661,509	15,551,738	(872,527)	9,532,421	1,132,223	67,184,271	4.02
Great-West Small Cap Growth Fund Institutional Class	2,622,303	24,307,438	5,605,013	5,364,078	1,177,438	4,349,401	22,214	28,897,774	1.73
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	6,544,544	47,853,930	8,745,349	13,083,236	(1,004,245)	10,672,783	423,146	54,188,826	3.25
					(21,399,801)	184,574,206	16,999,123	1,003,629,093	60.08
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	267,333,142	231,894,881	59,056,767	27,412,891	-	-	3,794,385	267,333,142	16.00
					0	0	3,794,385	267,333,142	16.00
				Total	$(23,961,075)	$205,527,586	$33,293,792	$1,671,326,685	100.04%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	1,874,565	$15,561,637	$ 6,118,436	$ 3,802,711	$ 108,851	$ 943,273	$ 529,752	$ 18,820,635	2.64%
Great-West Global Bond Fund Institutional Class	2,794,413	21,269,771	7,771,165	3,980,383	102,479	(50,562)	923,166	25,009,991	3.50
Great-West High Yield Bond Fund Institutional Class	1,275,273	11,608,370	3,044,084	3,417,117	64,151	956,275	558,748	12,191,612	1.71
Great-West Inflation-Protected Securities Fund Institutional Class	1,281,080	10,595,977	3,949,037	2,438,646	(36,777)	525,085	268,393	12,631,453	1.77
Great-West Multi-Sector Bond Fund Institutional Class	2,577,154	21,290,753	6,573,582	4,655,040	144,702	1,763,329	675,277	24,972,624	3.50
Great-West Short Duration Bond Fund Institutional Class	1,629,448	11,965,025	6,760,787	2,910,205	3,742	381,110	450,457	16,196,717	2.27
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,950,124	15,580,862	6,520,534	3,970,665	(95,618)	687,961	502,605	18,818,692	2.63
					291,530	5,206,471	3,908,398	128,641,724	18.02

Annual Report - December 31, 2019

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	3,300,658	$28,821,574	$ 7,016,419	$ 12,161,918	$(1,693,095)	$ 7,185,074	$ 454,361	$ 30,861,149	4.32%
Great-West International Growth Fund Institutional Class	3,744,805	28,727,545	5,824,357	8,704,929	54,392	9,279,300	258,262	35,126,273	4.92
Great-West International Value Fund Institutional Class	10,646,947	66,648,707	25,672,911	20,606,739	(3,847,989)	16,335,375	2,241,492	88,050,254	12.33
Great-West Invesco Small Cap Value Fund Institutional Class	2,128,049	15,260,075	5,313,335	4,171,560	(188,799)	2,708,026	258,032	19,109,876	2.68
Great-West Large Cap Growth Fund Institutional Class	5,315,661	51,173,247	15,543,453	19,462,081	1,510,207	6,539,869	160,038	53,794,488	7.53
Great-West Large Cap Value Fund Institutional Class	18,257,511	58,794,581	84,903,334 (a)	21,204,049	(2,299,335)	11,881,411	3,084,106	134,375,277	18.82
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,437,930	15,261,393	4,533,546	4,871,472	(751,649)	4,189,904	119,756	19,113,371	2.68
Great-West Mid Cap Value Fund Institutional Class	7,741,465	59,765,165	13,657,195	13,012,969	45,149	11,353,993	953,586	71,763,384	10.05
Great-West Putnam Equity Income Fund Institutional Class	-	58,857,254	6,305,736	74,731,716 (b)	(503,175)	9,568,726	533,404	-	-
Great-West Real Estate Index Fund Institutional Class	2,721,800	20,786,093	8,018,294	7,101,529	(373,510)	3,501,010	414,314	25,203,868	3.53
Great-West Small Cap Growth Fund Institutional Class	1,392,283	12,394,493	3,932,660	3,464,889	331,949	2,480,695	11,761	15,342,959	2.15
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,472,104	24,402,641	6,237,548	7,069,251	(241,684)	5,178,084	222,758	28,749,022	4.03
					(7,957,539)	90,201,467	8,711,870	521,489,921	73.04
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	64,162,739	53,801,712	19,943,192	10,476,577	-	-	894,412	64,162,739	8.98
					0	0	894,412	64,162,739	8.98
				Total	$(7,666,009)	$95,407,938	$13,514,680	$714,294,384	100.04%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,561,077	$41,550,833	$ 7,257,924	$ 16,239,361	$ (2,284,519)	$ 10,076,679	$ 628,631	$ 42,646,075	6.04%
Great-West International Growth Fund Institutional Class	5,174,090	41,333,475	6,829,422	13,916,408	(952,042)	14,286,472	356,692	48,532,961	6.88
Great-West International Value Fund Institutional Class	14,643,827	95,538,525	30,868,141	28,362,334	(5,251,625)	23,060,117	3,089,493	121,104,449	17.16
Great-West Invesco Small Cap Value Fund Institutional Class	2,944,158	22,035,004	6,046,527	5,293,890	(68,448)	3,650,898	366,822	26,438,539	3.75

Annual Report - December 31, 2019

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	7,362,384	$73,942,805	$ 18,667,964	$ 28,653,170	$ 1,385,671	$ 10,549,726	$ 226,929	$ 74,507,325	10.56%
Great-West Large Cap Value Fund Institutional Class	25,141,346	84,622,258	111,953,187 (a)	29,829,706	(4,630,620)	18,294,568	4,344,166	185,040,307	26.23
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,371,258	22,043,064	4,928,883	6,370,444	(884,068)	5,829,164	169,752	26,430,667	3.75
Great-West Mid Cap Value Fund Institutional Class	10,679,483	86,178,962	12,092,750	17,196,978	(1,676,816)	17,924,070	1,344,967	98,998,804	14.03
Great-West Putnam Equity Income Fund Institutional Class	-	84,944,307	5,432,268	104,745,767 (b)	(1,210,438)	14,369,192	771,533	-	-
Great-West Real Estate Index Fund Institutional Class	2,298,112	18,285,004	6,400,704	6,291,518	(102,767)	2,886,326	364,503	21,280,516	3.02
Great-West Small Cap Growth Fund Institutional Class	1,912,621	17,923,240	4,552,542	4,627,103	823,216	3,228,403	16,182	21,077,082	2.99
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,796,799	35,211,446	6,426,936	9,579,741	(454,966)	7,658,857	309,962	39,717,498	5.63
					(15,307,422)	131,814,472	11,989,632	705,774,223	100.04
				Total	$(15,307,422)	$131,814,472	$11,989,632	$705,774,223	100.04%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile Fund	$236,275,449	$155,152,237
Great-West Moderately Conservative Profile Fund	168,645,562	100,540,565
Great-West Moderate Profile Fund	452,067,886	426,375,255
Great-West Moderately Aggressive Profile Fund	247,639,606	224,548,438
Great-West Aggressive Profile Fund	221,457,247	255,798,997
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Aggressive Profile Fund, Great-West Moderately Aggressive Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Conservative Profile Fund, and Great-West Conservative Profile Fund, five of the funds of Great-West Funds, Inc. (collectively, the “Funds”), as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Conservative Profile Fund	$157,841	$1,828,707
Great-West Moderately Conservative Profile Fund	147,051	1,704,021
Great-West Moderate Profile Fund	687,432	7,964,032
Great-West Moderately Aggressive Profile Fund	364,133	4,220,349
Great-West Aggressive Profile Fund	501,685	5,813,329
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile Fund	16%
Great-West Moderately Conservative Profile Fund	28%
Great-West Moderate Profile Fund	35%
Great-West Moderately Aggressive Profile Fund	47%
Great-West Aggressive Profile Fund	55%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020